Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following at December 31, 2016:

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)
Patents and trademarks	$697,890	$(105,524)	$592,366	5-12
Customer contracts	259,730	(34,631)	225,099	10
Total	$957,620	$(140,155)	$817,465

Schedule of Future Amortization Expense
Future amortization expense for intangible assets over their remaining useful lives is as follows:

Year ending December 31:	Patents and trademarks	Customer contracts	Total Amortization
2017	$73,370	$25,973	$99,343
2018	73,370	25,973	99,343
2019	73,370	25,973	99,343
2020	64,310	25,973	90,283
2021	46,192	25,973	72,165
2022 and thereafter	261,754	95,234	356,988
Total	$592,366	$225,099	$817,465